Financial Instruments - Contractual Maturities for Non-derivative Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, book value	₩ 3,777,836
Borrowings, book value	20,497,607	₩ 20,441,613
Financial guarantee liabilities, book value	62,629
Lease liabilities book value	739,675
Other financial liabilities, book value	1,607,569
Non-derivative financial liabilities, book value	26,685,316
Trade accounts and notes payable, contractual cash flow	3,779,718
Borrowings, contractual cash flow	21,760,887
Financial guarantee liabilities, contractual cash flow	4,069,562
Lease liabilities contractual cash flows	1,085,102
Other financial liabilities, contractual cash flow	1,619,326
Non-derivative financial liabilities, contractual cash flow	32,314,595
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	3,756,208
Borrowings, contractual cash flow	9,006,218
Financial guarantee liabilities, contractual cash flow	4,069,562
Lease liabilities contractual cash flows	277,438
Other financial liabilities, contractual cash flow	1,543,779
Non-derivative financial liabilities, contractual cash flow	18,653,205
1 year - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	23,510
Borrowings, contractual cash flow	11,508,890
Financial guarantee liabilities, contractual cash flow	0
Lease liabilities contractual cash flows	433,629
Other financial liabilities, contractual cash flow	75,547
Non-derivative financial liabilities, contractual cash flow	12,041,576
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flow	1,245,779
Lease liabilities contractual cash flows	374,035
Non-derivative financial liabilities, contractual cash flow	₩ 1,619,814